Net debt - Reconciliation (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Net debt
Opening		£ (3,279)	£ (1,285)
Cash flows		284	(680)
Non-cash (fair value changes, accruals and acquisitions)		(269)	(960)
Non-cash (foreign exchange, additions and other)		118	(354)
Closing		(3,146)	(3,279)
Bank and other short-term borrowings	[1]	(1,134)	(1,345)
Lease liabilities		(445)	(460)		£ (217)
Measurement period adjustments
Net debt
Bank and other short-term borrowings			9
Lease liabilities			7	£ 8
Bank and other short-term borrowings
Net debt
Opening		(1,345)	(459)
Cash flows		664	(121)
Non-cash (fair value changes, accruals and acquisitions)		(106)	(762)
Non-cash (foreign exchange, additions and other)		(347)	(3)
Closing		(1,134)	(1,345)
Bank and other long-term borrowings
Net debt
Opening		(3,574)	(1,256)
Cash flows			(2,257)
Non-cash (foreign exchange, additions and other)		421	(61)
Closing		(3,153)	(3,574)
Lease liabilities
Net debt
Opening		(460)	(217)
Cash flows		182	114
Non-cash (fair value changes, accruals and acquisitions)		(162)	(217)
Non-cash (foreign exchange, additions and other)		(5)	(140)
Closing		(445)	(460)
Other investments
Net debt
Opening		1	1
Closing		1	1
Fair value of debt-related derivatives
Net debt
Opening		(71)	(22)
Cash flows		39	(7)
Non-cash (fair value changes, accruals and acquisitions)		(1)	19
Non-cash (foreign exchange, additions and other)		56	(61)
Closing		23	(71)
Gross debt
Net debt
Opening		(5,449)	(1,953)
Cash flows		885	(2,271)
Non-cash (fair value changes, accruals and acquisitions)		(269)	(960)
Non-cash (foreign exchange, additions and other)		125	(265)
Closing		(4,708)	(5,449)
Cash and cash equivalents in the Consolidated Balance Sheet
Net debt
Opening		2,170	668
Cash flows		(601)	1,591
Non-cash (foreign exchange, additions and other)		(7)	(89)
Closing		£ 1,562	£ 2,170

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).